RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties that had transactions or balances with the Group

Related Party	Nature of the party	Relationship with the Group
Dr. Chris Chang Yu	Individual	Founder and Chairman
Ms. Lin Yu	Individual	Director of the Group
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
Anpac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Zhijun	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu Anpac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu

Schedule of related party balances
(a)	Related party balances

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Due from related parties:
Anpai	269	535	77
Jiangsu Anpac	—	1	—
Jiaxing Zhijun	—	6	1
Shanghai Yulin	—	13	2
	269	555	80

Amounts due from Anpai, Jingsu Anpac and Jiaxing Zhijun comprise of accounts receivable. Amounts due from Shanghai Yulin comprise of other current assets.

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Due to related parties:
CRS	2,413	1,894	272
Jiaxing Zhijun	25,000	—	—
Zhijun	824	2,403	345
Jiangsu Anpac	450	300	43
	28,687	4,597	660

Schedule of related party transactions summary

	Year Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Revenue rendered to Anpac Beijing	231	3	—
Revenue rendered to Jiangsu Anpac	110	64	9
Revenue rendered to Anpai	298	616	88
Consulting service received from Anpac Beijing	700	2,199	316
Advance from Jiaxing Zhijun	25,000	—	—
Purchase ordinary shares with the advance from Jiaxing Zhijun	—	25,000	3,591
CL from Zhijun	16,445	—	—
Interest expense to Zhijun	824	1,579	227
Loan from CRS	1,431	1,202	173
Repayment of loan to CRS	(1,144)	(1,262)	(181)
Loan to Shanghai Yulin	—	(2,885)	(414)
Repayment of loan from Shanghai Yulin	—	2,872	413
Repayment to Jiangsu Anpac	(350)	(150)	(22)